SUBSEQUENT EVENTS - Additional Information (Detail) (Subsequent Event [Member])	0 Months Ended										0 Months Ended
	Feb. 25, 2014 USD ($)	Feb. 18, 2014 USD ($)	Feb. 18, 2014 HKD	Feb. 28, 2014 USD ($)	Feb. 28, 2014 MOP	Jan. 24, 2014 USD ($)	Jan. 24, 2014 PHP	Feb. 28, 2014 Class A [Member] MOP	Feb. 28, 2014 Class B [Member] USD ($)	Feb. 28, 2014 Class B [Member] MOP	Jan. 24, 2014 Philippines Notes [Member] USD ($)	Jan. 24, 2014 Philippines Notes [Member] PHP
Subsequent Event [Line Items]
Philippine Notes, face amount						$ 336,825,000	15,000,000,000
Net proceeds from issuance of Philippine Notes											331,643,000	14,769,230,769
Remaining cash deposit received		29,563,000	230,000,000
Dividends per share	$ 0.1147									467.45
Shares issued	1,666,633,448
Total amount of special dividend	191,163,000
Expected dividend payment date	Apr. 16, 2014
Dividend record date	Apr. 04, 2014
Aggregate dividend payment on consolidated net income, percentage	30.00%
Dividends payable				$ 420,000,000	3,365,628,000			1	$ 420,000,000	3,365,627,999